Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
a)On January 29, 2024, the Company refinanced one of its NGL carriers, the Ineos Inspiration, by acquiring it from its original Lessor for $34.7 million and then selling the carrier to another Lessor for $60.0 million and leasing it back for a period of 7 years. The Company has an option to repurchase the vessel at the end of the lease term for $33.2 million.
b)On February 12, 2024, the Company gave notice to exercise its repurchase options to acquire two of its NGL carriers, the Ineos Intuition and the Ineos Invention, for a total cost of $75.2 million. The Company expects to complete the repurchases in August 2024.
c)On February 13, 2024, the Company sold and delivered its wholly-owned NGL carrier, the Seapeak Napa, to its buyer for net proceeds of $9.9 million.
On March 12, 2024, the Company sold and delivered its wholly-owned NGL carrier, the Seapeak Cathinka, to its buyer for net proceeds of $6.2 million.
In November 2023, the Company signed a memorandum of agreement for the sale of its wholly-owned NGL carrier, the Seapeak Camilla. The vessel is expected to be delivered to its buyer in the second quarter of 2024. The vessel was classified as held for sale at its net book value of $6.2 million on the Company's consolidated balance sheet as at December 31, 2023.
d)On March 1, 2024, the Company's 50%-owned Exmar LPG Joint Venture entered into contracts with HMD for the construction of two 45,000-cubic meter LPG carriers with scheduled deliveries in late-2026. The Company has a 50% economic ownership interest in these LPG carriers and its proportionate share of the total fully built-up cost is approximately $90.2 million.
e)On March 15, 2024, the Company refinanced one of its NGL carriers, the Ineos Independence, by acquiring it from its original Lessor for $36.9 million and then selling the carrier to another Lessor for $60.0 million and leasing it back for a period of 8.3 years. The Company has an option to repurchase the vessel at the end of the lease term for $24.0 million.